DUE FROM MONTEREY CAPITAL ACQUISITION CORPORATION (Details) - ConnectM Before Business Combination - USD ($)	Dec. 11, 2023	Nov. 09, 2023	Aug. 11, 2023	May 09, 2023	Dec. 31, 2023
DUE FROM MONTEREY CAPITAL ACQUISITION CORPORATION
Due from Monterey Capital Acquisition Corporation					$ 2,491,431
Related Party | Monterey Capital Acquisition Corporation
DUE FROM MONTEREY CAPITAL ACQUISITION CORPORATION
Additional Extension Period of Time to Consummate Business Combination	1 month	1 month	3 months	3 months
Amount Deposited to Extend the Period of Time to Consummate Business Combination	$ 325,716	$ 325,715	$ 920,000	$ 920,000
Due from Monterey Capital Acquisition Corporation	$ 651,430		$ 920,000	$ 920,000